Operating Segment - Schedule of Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 1,971,042	$ 1,078,192
Material reconciling items [member]
Disclosure of operating segments [line items]
Revenue	0
Shareholders loan and accrued interest liability	8,100,000	7,300,000
Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,971,042	1,078,192
Shareholders loan and accrued interest liability	$ 8,100,000	$ 7,300,000
CHINA | Bottom of range [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Percentage of revenue	10.00%	10.00%
CHINA | Customer one [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 234,200	$ 230,700
CHINA | Customer two [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	226,000	177,400
CHINA | Customer three [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	216,900	110,500
CHINA | Customer four [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 214,500	$ 106,200